Securitisations and Covered Bonds - Summary of Gross Asset Securitised (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of securitisations and covered bonds [line items]
Gross asset securitised	£ 36,379	£ 36,195
Securitisation Programmes [member]
Disclosure of securitisations and covered bonds [line items]
Gross asset securitised	13,222	14,617
Securitisation Programmes [member] | Master Trust Structures [member]
Disclosure of securitisations and covered bonds [line items]
Gross asset securitised	11,127	12,094
Securitisation Programmes [member] | Other Securitisation Structures [member]
Disclosure of securitisations and covered bonds [line items]
Gross asset securitised	2,095	2,523
Holmes [member] | Securitisation Programmes [member] | Master Trust Structures [member]
Disclosure of securitisations and covered bonds [line items]
Gross asset securitised	4,256	4,414
Fosse [member] | Securitisation Programmes [member] | Master Trust Structures [member]
Disclosure of securitisations and covered bonds [line items]
Gross asset securitised	4,200	4,646
Langton [member] | Securitisation Programmes [member] | Master Trust Structures [member]
Disclosure of securitisations and covered bonds [line items]
Gross asset securitised	2,671	3,034
Motor [member] | Securitisation Programmes [member] | Other Securitisation Structures [member]
Disclosure of securitisations and covered bonds [line items]
Gross asset securitised	737	1,055
Auto ABS UK Loans [member] | Securitisation Programmes [member] | Other Securitisation Structures [member]
Disclosure of securitisations and covered bonds [line items]
Gross asset securitised	1,358	1,468
Euro 35bn Global Covered Bond Programme [member] | Covered Bond Programme [member]
Disclosure of securitisations and covered bonds [line items]
Gross asset securitised	£ 23,157	£ 21,578